LOANS PAYABLE	12 Months Ended
Dec. 31, 2011
LOANS PAYABLE
10.	LOANS PAYABLE

Short-term loans

On January 11, 2011, Baidu Holdings entered into a short-term loan arrangement with the Bank of China (Macau Branch) for the working capital of Baidu Japan and its subsidiaries in Japan and in the U.S. The commitment of the loan amounts to RMB188.82 million (US$30 million), with a floating interest rate of LIBOR plus 1.5% per annum and a maturity term of twelve months. As of December 31, 2011, Baidu Holdings has drawn down RMB125.88 million (US$20 million), which is secured by the pledge of the Letter of Credit issued by Bank of China (Beijing Branch) to Baidu Online.

Long-term loans

On October 27, 2010, Baidu Netcom borrowed a loan from the Export-Import Bank of China to finance some of its government-sponsored research projects, at the annual interest rate of 5.60%, at the inception date and adjusted quarterly by referencing to the People’s Bank of China (“PBOC”)’s benchmark rate over the same period. The government would provide a cash subsidy at the amount that approximates the interest of the loan. The commitment of the unsecured bank loan amounts to RMB140.00 million (US$22.24 million) and can be borrowed from time to time within 3 years. As of December 31, 2011, Baidu Netcom borrowed RMB140.00 million (US$ 22.24 million) under the commitment.

The loan is due according to the following schedule from July 30, 2012 to October 30, 2013, with RMB46.0 million being due within one year. Baidu Netcom has the right to repay and may terminate the loan upon advanced notice.

Due date	Principal amount
	RMB	US$
	(In thousands)
July 30, 2012	23,000	3,654
October 30, 2012	23,000	3,654
January 30, 2013	23,000	3,654
April 30, 2013	23,000	3,654
July 30, 2013	23,000	3,654
October 30, 2013	25,000	3,974

	140,000	22,244

On July 19, 2011, the Company borrowed a two-year unsecured loan from Goldman Sachs Lending Partners LLC of RMB2,202.87 million (US$350 million), at an annual interest rate of 1.30%. The loan was used to finance the acquisition of Qunar and is due on July 14, 2013.